Employee Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Payroll expenses		¥ 4,794,497	¥ 4,385,112	¥ 3,985,518
Japanese plans [Member] | Scenario forecasts [Member]
Disclosure of defined benefit plans [line items]
Estimatedcontributions expected to be paid in next annual reporting	¥ 33,651
Foreign plans [Member] | Scenario forecasts [Member]
Disclosure of defined benefit plans [line items]
Estimatedcontributions expected to be paid in next annual reporting	¥ 16,454